Income Tax Expense	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Income Tax Expense

22 Income Tax Expense

	2025	2024	2023
	AUD$	AUD$	AUD$
Current taxes	49,094	347,691	109,878
Deferred tax expense (benefit)	-	(34,270)	-
Income tax expense	49,094	313,421	109,878

(a)	Reconciliation of income tax to accounting profit:

	2025	2024	2023
	AUD$	AUD$	AUD$
(Loss)/Net Profit before Tax	(1,413,516)	(20,917,260)	1,954,848
Tax	30%	25%	25%
	(424,055)	(5,229,315)	488,712
Less:
Tax offset of Research & Development incentive	-	-	(115,960)
Tax adjustment of transaction cost to be amortized over the time	-	5,584,202	-
Recoupment of prior year tax losses not previously brought to account/Other tax adjustments	473,149	(41,466)	(262,874)
Income tax expense	49,094	313,421	109,878

* Deferred tax assets amounting to $581,852 were not recognised during the year, due to history of recent losses and certainty towards future taxable profits.